Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 247,860	$ 35,803	¥ 62,604
Charge to consolidated statement of profit or loss (under "Selling, general and administrative expenses")	34,307	4,956	185,523
Written off	0	0	(267)
Ending balance	¥ 282,167	$ 40,759	¥ 247,860